Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 27,144	$ 310,262	$ 40,826
Restricted cash	0	50,995	0
Accounts receivable, net	118,098	96,251	51,557
Inventories, net	96,515	148,024	55,172
Income tax receivables	16,518	628	10,569
Prepaid expenses and other	6,302	13,524	15,752
Total Current Assets	264,577	619,684	173,876
Property, Plant and Equipment, net	9,620	10,660	11,029
Goodwill	69,727	69,727	69,727
Other Intangible Assets, net	204,573	223,510	248,760
Deferred Tax Asset	3,775	0	6,469
Total Assets	552,272	923,581	509,861
Current Liabilities
Accounts payable	47,300	129,584	22,803
Accounts payable - related party	2,232	5,922	7,222
Accrued expenses and other	22,740	17,755	19,003
Accrued warranty reserve	2,884	2,592	1,935
Income tax payable	8,528	1,944	0
Deferred revenue liability			21,787
Deferred revenue	44,781	328,781
Current portion of contingent consideration	18,123	6,293	2,673
Revolving loan	102	70	39,148
Current portion of term loan	0	55,879	20,000
Current portion of related party loans	0	41,800	0
Total Current Liabilities	146,690	590,620	134,571
Long-Term Liabilities
Deferred tax liability	12,187	15,853	0
Contingent consideration, net of current portion	16,135	11,957	14,937
Term loan, net of current portion		0	59,321
Revolving loan and term loan	0	0
Related party loans, net of current portion		0	36,558
Total Long-Term Liabilities	28,322	27,810	110,816
Total Liabilities	175,012	618,430	245,387
Commitments and Contingencies
Member's Equity	377,260	305,151	264,474
Total Liabilities and Member's Equity	$ 552,272	$ 923,581	$ 509,861